Prepaid expenses (Tables)	9 Months Ended
Jun. 30, 2025
Prepaid expenses
Schedule of Prepaid Expenses
	June 30, 2025	September 30, 2024
Prepaid expenses	1,671	612
Prepaid insurance	5	54
Prepaid purchases	8,122	6,981
	9,798	7,647